Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	05/01/2015
Monthly Period Ending:	05/31/2015
Prev. Distribution/Close Date:	05/08/2015
Distribution Date:	06/08/2015
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	2

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,254,375,841

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	27,642,928
{3} Collections on Receivables paid off during period				{3}	8,796,719
{4} Receivables becoming Liquidated Receivables during period				{4}	370,655
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	22,303
{7} Less amounts allocable to Interest				{7}	(13,192,064)

{8} Total Monthly Principal Amounts					{8}	23,640,541

{9} End of period Aggregate Principal Balance					{9}	$1,230,735,300

{10} Pool Factor					{10}	96.7559216%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:
		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$175,767,649	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	23,640,541	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	9,355,712	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$142,771,396	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	71.3856980%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$1,175,767,649

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		23,640,541
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		9,355,712
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$1,142,771,396

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		95.2309497%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$1,230,735,300
{27} 14.50 % of Ending Aggregate Principal Balance	{27}	178,456,619
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	153,016,619
{30} Required Pro Forma Note Balance {26} - {29}	{30}	1,077,718,681

{31} Beginning Note Balance	{31}	1,175,767,649
{32} Total Monthly Principal Amount	{32}	(23,640,541)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	1,152,127,108

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	0
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$23,640,541
{38} Step-down Amount	{38}	0
{39} Principal Distributable Amount	{39}	$23,640,541

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$175,767,649	0	0.400000%	31	Actual days/360	$60,542
{41}	Class A - 2A	$181,000,000	0	0.83000%	30	30/360	125,192
{42}	Class A - 2B	$215,720,000	0	0.58025%	31	Actual days/360	107,787
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	$36,423,128
{49} Liquidation Proceeds collected during period	{49}	202,926
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51} Investment Earnings—Collection Account	{51}	1,054
{52} From Reserve Acct—Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	1,209
{53} Collection of Supplemental Servicing—Extension Fees	{53}	16,519
{54} Collection of Supplemental Servicing—Repo and Recovery Fees Advanced	{54}	42,685
{55} Collection of Supplemental Servicing—Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	100,288
{56} Total Available Funds	{56}	36,787,809

Distributions:
{57} Base Servicing Fee	{57}	2,351,955
{58} Repo and Recovery Fees—reimbursed to Servicer	{58}	42,685
{59} Bank Service Charges—reimbursed to Servicer	{59}	391
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance—to Servicer	{60}	100,288
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	60,542
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	125,192
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	107,787
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76} Noteholders’ Principal Distributable Amount	{76}	23,640,541
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	9,355,712
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	0
{81} Total Distributions	{81}	$36,787,809

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$830,367,649	$1,230,735,300	$0	$33,725,413	$0
{83}	Class B	922,437,649	1,230,735,300	0	33,585,773	0
{84}	Class C	1,036,717,649	1,230,735,300	0	33,357,213	0
{85}	Class D	1,149,097,649	1,230,735,300	0	33,076,263	0
{86}	Class E	1,175,767,649	1,230,735,300	0	32,996,253	0
{87}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{88} Excess Available Funds						{88}	$9,355,712
	{89} Pro-Forma Note Balance (Calculated after Step-Down)						{89}	1,152,127,108
	{90} Required Pro Forma Note Balance						{90}	1,077,718,681
	{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{91}	74,408,427
	{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{92}		$9,355,712

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{93} Specified Reserve Balance								$25,440,000

	{94} Beginning of period Reserve Account balance						{94}		$25,440,000
	{95} The Reserve Account Deposit, from Collection Account						{95}	0
	{96} Investment Earnings						{96}	1,209
	{97} Investment Earnings—transferred to Collection Account Available Funds						{97}	(1,209)
	{98} Reserve Account Withdrawal Amount						{98}	0

	{99} End of period Reserve Account balance						{99}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{100} Aggregate Principal Balance						{100}	$1,230,735,300
	{101} End of Period Note Balance						{101}	1,142,771,396
	{102} Overcollateralization						{102}	87,963,904
	{103} Overcollateralization %						{103}		7.15%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{104} Original Number of Receivables						{104}	63,313
	{105} Beginning of period number of Receivables						{105}	0	62,851
	{106} Number of Receivables becoming Liquidated Receivables during period						{106}	26	16
	{107} Number of Receivables becoming Purchased Receivables during period						{107}	0	0
	{108} Number of Receivables paid off during period						{108}	1,095	643
	{109} End of period number of Receivables						{109}	62,192	62,192

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{110} Weighted Average APR of the Receivables					{110}	12.67%	12.67%	12.66%
	{111} Weighted Average Remaining Term of the Receivables					{111}	66.00	65.07	64.19
	{112} Weighted Average Original Term of Receivables					{112}	71.00	71.00	71.00
	{113} Average Receivable Balance					{113}	$20,091	$19,958	$19,789
	{114} Net Losses in Period					{114}	$0	$91,810	$167,729
	{115} Aggregate Realized Losses					{115}	$0	$91,810	$259,539
	{116} Aggregate Realized Loss Percentage					{116}		0.007%	0.020%
	{117} ABS Prepay Speed					{117}		0.3282	0.7786

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{118} 31-60 days					{118}	2,514	$46,548,082	3.71%
	{119} 61-90 days					{119}	281	5,398,124	0.43%
	{120} over 90 days					{120}	0	0	0.00%
	{121} Total					{121}	2,795	$51,946,206	4.14%

	XIV. EXTENSIONS

	{122} Principal Balance of Receivables extended during current period					{122}		$1,387,918
	{123} Beginning of Period Aggregate Principal Balance					{123}		1,254,375,841
	{124} Extension Rate {122} divided by {123}					{124}			0.11%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	June 3, 2015

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